Fair Value Measurements - Schedule of Fair Value of Warrant Liabilities (Details) - Breeze Holdings Acquisition Corp. [Member] - USD ($)	3 Months Ended				12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024
Private Placement [Member]
Schedule of Fair Value of Warrant Liabilities [Line Items]
Fair value as of beginning of period		$ 922,250		$ 705,250	$ 705,250
Change in valuation inputs or other assumptions					217,000
Fair value as of ending of period					922,250
Public [Member]
Schedule of Fair Value of Warrant Liabilities [Line Items]
Fair value as of beginning of period	$ 4,025,000	1,955,000	$ 14,490,000	1,495,000	1,495,000
Change in valuation inputs or other assumptions	1,265,000	2,070,000	(10,695,000)	12,995,000	460,000
Fair value as of ending of period	5,290,000	4,025,000	3,795,000	14,490,000	1,955,000
Warrant Liabilities [Member]
Schedule of Fair Value of Warrant Liabilities [Line Items]
Fair value as of beginning of period	5,923,750	2,877,250	23,332,750	2,200,250	2,200,250
Change in valuation inputs or other assumptions	1,861,750	3,046,500	(17,476,250)	21,132,500	677,000
Fair value as of ending of period	$ 7,785,500	$ 5,923,750	$ 5,856,500	$ 23,332,750	$ 2,877,250